Interim Condensed Consolidated Financial Statements - Q1	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
1.	Condensed Consolidated Financial Statements

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for quarterly reports on Form 10-Q and should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2015, included in the 2015 Annual Report on Form 10-K. All terms used but not defined elsewhere herein have the meaning ascribed to them in the Company’s 2015 Annual Report on Form 10-K filed on March 4, 2016. In the opinion of management, all adjustments (consisting of normal and recurring adjustments) considered necessary for a fair statement of the results of the interim periods presented have been included. The 2015 year-end condensed balance sheet data was derived from the audited financial statements but does not include all disclosures required by U.S. GAAP. The results of operations for the three months ended March 31, 2016 are not necessarily indicative of the results expected for the full year.

Certain prior period amounts have been reclassified to the current period presentation related to employee recruiting expenses from research and development to selling, general and administrative.

Our lead product is TPOXX™, also known as tecovirimat or ST-246. In the Notes to the financial statements, our lead product is referred to as TPOXX™.

Chapter 11 Case

On April 7, 2016, SIGA Technologies, Inc. (the “Company”) filed its Third Amended Chapter 11 Plan (the “POR”). The POR was supported by the official committee of unsecured creditors appointed in the Company’s chapter 11 case (the “UCC”). On April 8, 2016, the Bankruptcy Court confirmed the POR and on April 12, 2016, the POR became effective (the “POR Effective Date”). On the POR Effective Date, the Company emerged from chapter 11.

On September 16, 2014 (the “Petition Date”), the Company filed a voluntary petition for relief under chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) chapter 11 Case Number 14-12623 (SHL). During the quarter ended March 31, 2016, the Company operated its business as a “debtor-in-possession” in accordance with the applicable provisions of the Bankruptcy Code.

The Company commenced the chapter 11 case to preserve and to ensure its ability to satisfy its commitments under the BARDA Contract (as defined in Note 4 to the financial statements) and to preserve its operations, which likely would have been jeopardized by the enforcement of a judgment stemming from the litigation with PharmAthene, Inc. (“PharmAthene”) (see Note 14 to the financial statements). While operating as a debtor-in-possession under chapter 11, the Company pursued an appeal of the Delaware Court of Chancery Final Order and Judgment (as described below under “PharmAthene Litigation”), without having to post a bond.

PharmAthene Litigation

On August 8, 2014, the Delaware Court of Chancery issued its Remand Opinion and related order in the litigation initiated against the Company in 2006 by PharmAthene. In the Remand Opinion, the Court of Chancery determined, among other things, that PharmAthene is entitled to a lump sum damages award for its lost profits related to TPOXX™, with interest and fees, based on United States government purchases of the Company’s smallpox drug allegedly anticipated as of December 2006. On January 15, 2015, the Delaware Court of Chancery entered its Final Order and Judgment awarding PharmAthene approximately $195 million, including pre-judgment interest up to January 15, 2015 (the “Outstanding Judgment”). On January 16, 2015, the Company filed a notice of appeal of the Outstanding Judgment with the Delaware Supreme Court and, on January 30, 2015, PharmAthene filed a notice of cross appeal. On October 7, 2015, the Delaware Supreme Court heard oral argument, en banc. On December 23, 2015 the Delaware Supreme Court affirmed the Outstanding Judgment (the “Delaware Supreme Court Affirmation”). As of March 31, 2016, the accrued obligation under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is estimated to be $208 million. The Company’s chapter 11 case prevented PharmAthene from taking any enforcement action with respect to the Outstanding Judgment. The Outstanding Judgment is being treated in accordance with the POR (see Note 2 for additional information).

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s ability to continue as a going concern is impacted by the Delaware Supreme Court Affirmation, as well as by the uncertainty attendant to the exact manner in which PharmAthene’s claim will be treated under the POR. As of March 31, 2016, the accrued obligation under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is estimated to be $208 million (see below, under “Plan of Reorganization” for additional information). In addition, as of March 31, 2016, the Company has a net capital deficiency of $295 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern. As such, the realization of assets and the satisfaction of liabilities are subject to uncertainties. The accompanying financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.

1.	Organization and Basis of Presentation

Description of Business

SIGA Technologies, Inc. (“SIGA” or the “Company”) is a company specializing in the development and commercialization of solutions for serious unmet medical needs and biothreats. The Company’s lead product is Tecovirimat, also known as ST-246®, an orally administered antiviral drug that targets orthopoxviruses. While Tecovirimat is not yet licensed as safe or effective by the U.S. Food & Drug Administration, it is a novel small-molecule drug that is being delivered to the Strategic National Stockpile under Project Bioshield.

Chapter 11 Filing

On September 16, 2014 (the “Petition Date”), the Company filed a voluntary petition for relief under chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) chapter 11 Case Number 14-12623 (SHL). The Company is continuing to operate its business as a “debtor-in-possession” in accordance with the applicable provisions of the Bankruptcy Code.

The Company commenced the chapter 11 case to preserve and to ensure its ability to satisfy its commitments under the BARDA Contract (as defined in Note 3 to the financial statements) and to preserve its operations, which likely would have been jeopardized by the enforcement of a judgment stemming from the litigation with PharmAthene, Inc. (“PharmAthene”) (see below “PharmAthene Litigation”). While operating as a debtor-in-possession under chapter 11, the Company pursued an appeal of the Delaware Court of Chancery Final Order and Judgment (as defined below), without having to post a bond. On December 23, 2015, the Delaware Supreme Court affirmed the Delaware Court of Chancery Final Order and Judgment.

On December 15, 2015, the Company filed a Plan of Reorganization. Subsequent to the initial filing, amendments have been made to the Plan of Reorganization (as amended (the “POR”). The POR is supported by the official committee of unsecured creditors appointed in the Company’s chapter 11 case. Please see the section titled Plan of Reorganization for details regarding the POR. The implementation of the POR is subject to confirmation thereof by the Bankruptcy Court in accordance with the provisions of the Bankruptcy Code and the occurrence of the effective date under the POR.

PharmAthene Litigation

On August 8, 2014, the Delaware Court of Chancery issued its Remand Opinion and related order in the litigation initiated against the Company in 2006 by PharmAthene. In the Remand Opinion, the Court of Chancery determined, among other things, that PharmAthene is entitled to a lump sum damages award for its lost profits related to Tecovirimat, with interest and fees, based on United States government purchases of the Company’s smallpox drug allegedly anticipated as of December 2006. On January 15, 2015, the Delaware Court of Chancery entered its Final Order and Judgment awarding PharmAthene approximately $195 million, including pre-judgment interest up to January 15, 2015 (the “Outstanding Judgment”). On January 16, 2015, the Company filed a notice of appeal of the Outstanding Judgment with the Delaware Supreme Court and, on January 30, 2015, PharmAthene filed a notice of cross appeal. On October 7, 2015, the Delaware Supreme Court heard oral argument, en banc. On December 23, 2015 the Delaware Supreme Court affirmed the Outstanding Judgment (the “Delaware Supreme Court Affirmation”). As of December 31, 2015, the accrued obligation under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is estimated to be $205 million. The Company’s pending chapter 11 case prevents PharmAthene from taking any enforcement action with respect to the Outstanding Judgment.

Administration of Chapter 11 Case

On September 17, 2014, the Company received Bankruptcy Court approval of certain “first-day” motions, which preserved the Company’s ability to continue operations without interruption in chapter 11. As part of the “first-day” motions, the Company received approval to pay or otherwise honor certain pre-petition obligations generally designed to support the Company’s operations. Additionally, the Bankruptcy Court confirmed the Company’s authority to pay for goods and services received post-petition in the ordinary course of business.

In October 2014, the U.S. Trustee for the Southern District of New York (the “U.S. Trustee”) appointed an official committee of unsecured creditors (the “UCC”). The UCC has a right to be heard on any issue in the Company’s chapter 11 case. There can be no assurance that the UCC will support the Company’s positions on matters to be presented to the Bankruptcy Court.

As part of the chapter 11 case, the Company has retained, pursuant to Bankruptcy Court authorization, legal and other professionals to advise the Company in connection with the administration of its chapter 11 case and its litigation with PharmAthene, and certain other professionals to provide services and advice in the ordinary course of business. From time to time, the Company may seek Bankruptcy Court approval to retain additional professionals.

Pursuant to an order of the Bankruptcy Court, dated October 28, 2014, the Company was authorized to pay pre-petition obligations to certain service providers that are fully reimbursable by the U.S. Biomedical Advanced Research and Development Authority (“BARDA”) pursuant to the BARDA Contract (as defined in Note 4). Pursuant to an order of the Bankruptcy Court, dated January 14, 2015, the Company was authorized to satisfy a fully-secured term loan provided by General Electric Capital Corporation in the approximate amount of $1.8 million. Such amount, and related fees, was paid by the Company on January 16, 2015 and all liens securing the credit facility were released.

Pursuant to orders entered by the Bankruptcy Court in April 2015, the Company was authorized to consummate the following transactions: assumption of the BARDA Contract, as amended by the BARDA Amendment (as defined in Note 4 to the financial statements); assumption of the Company’s commercial manufacturing agreement (the “Commercial Manufacturing Agreement”) with Albemarle Corporation (“Albemarle”), as amended by a 2015 amendment (the “2015 Amendment”); and assumption of the Company’s lease with Research Way Investments, as amended by the Tenth Addendum to Commercial Lease, for the Company’s research and development facility located at 4575 S.W. Research Way, Corvallis, Oregon. The 2015 Amendment to the Commercial Manufacturing Agreement with Albemarle provides the Company with improved pricing on future purchases of active pharmaceutical ingredient (“API”) for Tecovirimat. As part of the assumption of the Commercial Manufacturing Agreement, as amended, on April 30, 2015, the Company paid Albemarle’s prepetition claim under the Commercial Manufacturing Agreement of approximately $2.7 million. The Tenth Addendum to the Commercial Lease with Research Way Investments reduced the Company’s rent costs for the research and development facility by approximately $35,000 per month, starting May 1, 2015. Additionally, as part of the Tenth Addendum, Research Way Investments withdrew its proof of claim for $971,451 filed in the Bankruptcy Court.

Plan of Reorganization

On December 15, 2015, the Company filed a Plan of Reorganization. Subsequent to the initial filing, amendments have been made to the Plan of Reorganization (as amended the “POR”). Implementation of the POR is subject to confirmation thereof by the Bankruptcy Court in accordance with the provisions of the United States Bankruptcy Code and the occurrence of the effective date under the POR. The POR is supported by the UCC. There can be no assurance that the POR will be confirmed by the Bankruptcy Court. The POR, as more fully described below, addresses, among other things, how the Company will treat and satisfy its liabilities relating to the period prior to the commencement of its chapter 11 case, including all claims held by PharmAthene.

By the order dated February 16, 2016, the Bankruptcy Court approved the Company’s Disclosure Statement for the POR (the “Disclosure Statement”), thereby enabling the Company to solicit acceptances or rejections of the POR from those creditors entitled to vote on the POR. The Bankruptcy Court has scheduled a hearing to consider confirmation of the POR for April 5, 2016.

The POR provides for, among other things:

•	Prepetition unsecured claims (other than PharmAthene’s claim) will be paid in cash in full.
•	Upon the effective date of the POR, ownership of existing shares of the Company’s common stock shall remain unaltered by the POR; however, existing shares will be subject to potential future cancellation (without receipt of any consideration) in the event that PharmAthene’s claim is satisfied through the issuance of newly issued shares of SIGA stock (option (ii) described below).
•	Once the Delaware Supreme Court enters final judgment on the December 23 ruling (which is expected to occur on or about March 22, 2016), the Company will have 120 days (subject to a possible 90 day extension) to select one of the following options to satisfy PharmAthene’s claim under the POR: (i) payment in full in cash of the Company’s obligation under the Delaware Court of Chancery Final Order and Judgment, which is estimated to be approximately $205 million as of December 31, 2015; (ii) delivery to PharmAthene of 100% of newly-issued stock of SIGA, with all existing shares of the Company’s common stock being cancelled with no distribution to existing stockholders on account thereof; or (iii) such other treatment as is mutually agreed upon by the Company and PharmAthene.
*	The 120 day period can be extended for a maximum of 90 additional days in exchange for payment by the Company of $20 million to PharmAthene to be applied to payments to be made under option (i) set forth above (if selected), and otherwise nonrefundable.
*	In addition, PharmAthene shall be paid $5 million on the effective date of the POR to be applied to payments to be made under option (i) set forth above (if selected), and otherwise nonrefundable.
•	The POR requires the Company to comply with certain affirmative and negative covenants from the date the POR becomes effective until the covenants are terminated as provided under the POR, and if the Company breaches any covenant, PharmAthene is entitled to exercise certain remedies provided in the POR.

Pre-Petition Claims

As a result of the chapter 11 filing, the payment of pre-petition liabilities is generally subject to compromise pursuant to a plan of reorganization. Generally, under the Bankruptcy Code, actions to enforce or otherwise effect payment of pre-bankruptcy filing liabilities are stayed. Although payment of pre-petition claims generally is not permitted, the Bankruptcy Court granted the Company authority to pay certain pre-petition claims in designated categories and subject to certain terms and conditions. Among other things, the Bankruptcy Court authorized the Company to pay certain pre-petition claims relating to employees, critical vendors, a fully-secured pre-petition term loan, and services for which the Company receives reimbursement from the government.

On October 30, 2014, the Company filed its schedules of assets and liabilities and statement of financial affairs (the “Schedules”) with the Bankruptcy Court. The Bankruptcy Court entered an order setting March 30, 2015 as the deadline for filing proofs of claim (the “Bar Date”). The Bar Date is the date by which claims against the Company relating to the period prior to the commencement of the Company’s chapter 11 case must be filed if such claims are not listed in liquidated, non-contingent and undisputed amounts in the Schedules, or if the claimant disagrees with the amount, characterization or classification of its claim as reflected in the Schedules. Claims that are subject to the Bar Date and which are not filed on or prior to the Bar Date may be barred from participating in any distribution that may be made under a plan of reorganization in the Company’s chapter 11 case.

As of February 15, 2016 approximately 126 proofs of claim were outstanding (including claims that were previously identified on the Schedules), a portion of which assert, in part or in whole, unliquidated claims. Prior to the Bar Date, PharmAthene asserted a claim in the amount of $194,649,042, which reflects pre-judgment interest up to January 15, 2015 on the Delaware Court of Chancery Final Order and Judgment. It is estimated that, as of December 31, 2015, the accrued obligation to PharmAthene under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is $205 million. Excluding the PharmAthene claim, all other liquidated proofs of claim amount to $3,037,125.

Separately, a contingent and unliquidated claim was filed by BARDA prior to the Bar Date in the amount of $109,339,609 in connection with amounts BARDA identified as subject to repayment in the event that the Company fails to perform under the terms of the BARDA Contract. As a result of the assumption of the BARDA Contract, as described above, BARDA withdrew the claim on August 4, 2015.

Certain proof of claims that have been filed relate to amounts which have been paid by the Company as of December 31, 2015.

The Company will ask the Bankruptcy Court to disallow claims that the Company believes are duplicative, have been later amended or superseded, are without merit, are overstated, have already been paid, or should be disallowed for other reasons. In addition, as a result of this process, the Company may identify additional liabilities that will need to be recorded or reclassified to Liabilities Subject to Compromise. The resolution of such claims could result in material adjustments to the Company’s financial statements. The determination of how liabilities will ultimately be treated cannot be made until the Bankruptcy Court confirms a plan of reorganization and such plan becomes effective. Accordingly, the ultimate amount or treatment of such liabilities is not determinable at this time.

Financial Reporting in Reorganization

The Company applied Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 852, Reorganizations effective on September 16, 2014, which is applicable to companies under bankruptcy protection, and requires amendments to the presentation of key financial statement line items. It requires that the financial statements for periods subsequent to the chapter 11 filing distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Revenues, expenses, realized gains and losses, and provisions for losses that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the consolidated statements of operations. The balance sheet must distinguish pre-petition Liabilities Subject to Compromise from both those pre-petition liabilities that are not subject to compromise and from post-petition liabilities. Liabilities that may be subject to a plan of reorganization must be reported at the amounts expected to be allowed in the Company’s chapter 11 case, even if they may be settled for lesser amounts as a result of the plan of reorganization or negotiations with creditors. In addition, cash used by reorganization items are disclosed separately in the consolidated statements of cash flow.

Other Matters Related to the Chapter 11 Case

By motion filed with the Bankruptcy Court on April 8, 2015 (the “UCC 2004 Motion”), the UCC sought authority to take discovery under Federal Rule of Bankruptcy Procedure 2004 (“Rule 2004”) with respect to certain discrete matters. Rule 2004 permits a creditors’ committee appointed in a chapter 11 case or other party in interest, subject to Bankruptcy Court approval, to conduct broad discovery relating to the acts, conduct, property and liabilities of a debtor or with respect to any matter that may affect the administration of the debtor’s bankruptcy case. The UCC 2004 Motion was filed for the purpose of determining whether the Company’s estate has claims against certain officers and directors in connection with the matters sought to be investigated pursuant to the UCC 2004 Motion.

Pursuant to an order of the Bankruptcy Court, dated June 16, 2015 (the “2004 Order”), the UCC 2004 Motion was granted, in part, with regard to certain discovery requests specifically listed in the UCC 2004 Motion.

By a motion filed with the Bankruptcy Court on September 1, 2015, the UCC sought further discovery under Rule 2004 from PharmAthene and certain third parties with respect to one of the matters set forth in the UCC 2004 Motion. By order of the Bankruptcy Court dated October 2, 2015, the terms of which were agreed to by the Company and the UCC, the UCC was authorized to obtain certain additional discovery from PharmAthene related to the PharmAthene litigation.

As of the date hereof, the Company, pursuant to the 2004 Order, has provided to the attorneys for the UCC the discovery already produced by the Company to PharmAthene in the PharmAthene litigation. No document requests or deposition subpoenas have been served by the UCC on the Company.

The POR provides that, subject to confirmation and upon the effective date of the POR, all claims sought to be investigated by the UCC in connection with the UCC 2004 Motion will be released.

NASDAQ/OTC Markets

On September 16, 2014, the Company received a letter from the NASDAQ Stock Market LLC asserting that, based on the Company’s chapter 11 filing, the Company no longer met the continuing listing requirements necessary to maintain its listing on the NASDAQ Stock Market and would be promptly delisted. On March 18, 2015, after the expiration of an extension of time granted pursuant to a Company appeal, the Company received a letter from the NASDAQ hearings panel stating that the Company’s securities would be delisted from the NASDAQ Stock Market. On March 20, 2015, the Company’s common shares were suspended from trading on the NASDAQ Global Market at the opening of business and the Company’s shares began trading on the OTC Markets under the “SIGAQ” symbol.

Basis of presentation

The consolidated financial statements are presented in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and reflect the consolidated financial position, results of operations and cash flows for all periods presented.

Certain prior period amounts have been reclassified to the current period presentation, primarily related to human resources and recruiting activities from research and development to selling, general and administrative.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s ability to continue as a going concern will be impacted by the Delaware Supreme Court Affirmation, as well as the resolution of the Company’s chapter 11 case. As of December 31, 2015, the accrued obligation under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is estimated to be $205 million (see above, for the Company’s “Plan of Reorganization” for additional information). In addition, as of December 31, 2015, the Company has a net capital deficiency of $284 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern. As such, the realization of assets and the satisfaction of liabilities are subject to uncertainties. The accompanying financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.